Expense Example - AEW Global Focused Real Estate Fund - AEW Global Focused Real Estate Fund	Jan. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 685
Expense Example, with Redemption, 3 Years	1,101
Expense Example, with Redemption, 5 Years	1,541
Expense Example, with Redemption, 10 Years	2,759
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	293
Expense Example, with Redemption, 3 Years	785
Expense Example, with Redemption, 5 Years	1,404
Expense Example, with Redemption, 10 Years	2,892
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	446
Expense Example, with Redemption, 5 Years	830
Expense Example, with Redemption, 10 Years	1,908
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	481
Expense Example, with Redemption, 5 Years	895
Expense Example, with Redemption, 10 Years	$ 2,052